SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Aug. 31, 2021 USD ($) vessel	Jun. 30, 2021 USD ($)	Aug. 26, 2021 $ / shares
Subsequent Event [Line Items]
Repayments of debt		$ 103,307
Subsequent Event
Subsequent Event [Line Items]
Sale leaseback transaction cost	$ 260,000
Number of vessels sold and leased back | vessel	12
Lease term	7 years
Adjusted amortization profile term	22 years
Dividends payable (in USD per share) | $ / shares			$ 0.50
Subsequent Event | Dry Bulk Carriers | Hemen Holdings Ltd
Subsequent Event [Line Items]
Repayments of debt	$ 170,000
Subsequent Event | $175 million term loan
Subsequent Event [Line Items]
Debt instrument, face amount	$ 175,000
Number of vessels financed | vessel	6
Tenor term	5 years
Adjusted profile term	19 years
Revolving credit tranche	$ 50,000
Amount drawn on facility	175,000
Debt amount utilized for general purposes	$ 5,000
Subsequent Event | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Variable interest rate (percent)	2.00%
Subsequent Event | London Interbank Offered Rate (LIBOR) | $175 million term loan
Subsequent Event [Line Items]
Variable interest rate (percent)	1.90%